Taxes - Schedule of Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Components of the Provision for Income Taxes [Abstract]
Current tax expenses	$ 909,153	$ 117,042
Deferred tax (credit) expenses	1,220,451	157,120	1,500,878	(2,666,331)
Total	$ 2,129,604	$ 274,162	$ 1,500,878	$ (2,666,331)